UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

SEMI-ANNUAL REPORT

January 31, 2009

CUSIP 66537T844

Ticker Symbol AUTOX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

January 2009

Dear Fellow Shareholders,

In our last letter to you we spoke about the challenging market environment we were dealing with at the time. Well, “challenging” has been redefined over the past 6 months! For the 6 months, ended January 31, 2009, the Autopilot Managed Growth FundTM had a total return of -16.86% while the exchange traded fund, also known as ETF, that is designed to track the S&P 500 Index (ticker SPY) had a total return of -33.79% and the exchange traded fund designed to track the Russell 2000 Index (ticker IWM) had a total return of -37.02%.

During the past 6 months we have worked many 7 day weeks and lost lots of sleep trying to position the portfolio in such a way as to protect the fund’s assets while staying alert for opportunities as they developed. Fortunately for us, the Autopilot prospectus allows us great flexibility in what it can do in order to try and protect the portfolio during down trends and what it can do to try and exploit gains during the times when the market experiences a sustained advance. Most mutual funds must remain fully invested at all times and when they are invested they have few, if any, ways to help protect the portfolio against market declines and market volatility. The Autopilot Managed Growth FundTM does not have to be fully invested at all times and may utilize futures and options to help protect the portfolio in declining markets and to help control volatility.

Below is a daily basis graph of the Autopilot Fund and two benchmark indexes for the 6 months ending January 31, 2009. In the graph the Autopilot Managed Growth FundTM is the thin blue line finishing highest on the right of the chart. The SPY S&P 500 ETF is the heavy red line and the IWM RUSSELL 2000 ETF is the thin green line finishing at the bottom on the right side of the chart.

Tot return
AUTOX
DJIA
IWM
07/31/2008
Au
7/31/08
Sep
Oct
Nov
Dec
Jan
1/30/09
SPY
IWM
AUTOX

Autopilot Managed Growth FundTM

4020 South 147th St., Suite 2   Omaha, NE  68137  1-866-828-8674

Email gp@rhoadslucca.com

The most important economic stories for the past six months have all had to do with the credit markets seizing up causing the economy, and the stock market, to decline significantly. There were no safe havens in the stock market over the past six months. The sectors we follow showed losses as small as -17% for the period while the Real Estate, Oil Service, Financial and Basic Materials sectors we follow were all down (believe it or not) MORE than -50% for the last six months. The only way we were able to keep our loss for the six months to -16.86% was to maintain substantial cash positions and to keep most of any stock exposure hedged most of the time.

In December the fund paid a fairly substantial distribution that was largely long term capital gains. For those who view the fund using some free investment sites, the graph of Autopilot appears to fall off a cliff in late December. What happened was the fund went ex-dividend that day and in actuality the fund was up 1 cent that day. We are working with those websites to get their data corrected so the graph of our fund will be correctly displayed.

In the near term we expect volatility to remain high. But over the next several months we are expecting the market to make great progress resolving many of the uncertainties facing it today. As that unfolds we expect the stock market’s volatility to begin to decline and most importantly, we expect many more stock market opportunities to begin to develop. Ultimately we feel strongly that when this bear market ends we will likely be faced with the most attractive buying opportunity we have seen in 25 years and maybe the most attractive buying opportunity we will see for the next 25 years and we plan to be there ready, willing and able to take prudent advantage of it.

We appreciate the trust you have put in us and take seriously the responsibility of managing the portion of your portfolio that you have invested with us in the Autopilot Managed Growth FundTM. If you have family or friends who would benefit from our approach to growing and protecting money, please let them know about the Fund. They can purchase Autopilot Managed Growth FundTM through most brokerage accounts and directly from the website at www.AutopilotFunds.com.

Peter Mauthe, Dave Lucca and John Rhoads

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

The Russell 2000 is an unmanaged group of securities considered to be representative of the small cap segment of the  stock.  An investment cannot be made directly into an index..

 The performance data shown is calculated by FastTrack software. The performance data represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the fund including (12b-1) distribution expenses are limited to 2.35%. Investors should carefully consider the investment objectives, risks, charges and expenses of the The Autopilot Managed Growth FundTM. This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The prospectus should be read carefully before investing. The Autopilot Managed Growth FundTM is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.  0333-NLD-3/11/2009

Autopilot Managed Growth FundTM

4020 South 147th St., Suite 2   Omaha, NE  68137  1-866-828-8674

Email gp@rhoadslucca.com

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
	Shares	Market Value
COMMON STOCKS - 24.07%
Aerospace/Defense - 0.85%
Aerovironment, Inc.*	4,500	$ 166,770

Beverages - 1.07%
Hansen Natural Corporation*	6,300	211,050

Commercial Services - 2.42%
Global Payments Inc.	3,500	121,485
HMS Holdings Corp.*	11,500	355,925
		477,410
Electric - 0.68%
Avista Corp.	7,000	133,280

Electronics - 0.28%
Labarge Inc.*	5,000	55,350

Engineering & Construction - 0.52%
Stanley Inc*	3,400	102,884

Gas - 0.85%
South Jersey Industries Inc	4,500	167,850

Healthcare - Services - 2.21%
Gentiva Health Services, Inc.*	11,800	298,304
Healthspring Inc.*	8,000	139,360
		437,664
Household Products/Wares - 1.49%
Baxter International, Inc.	5,000	293,250

Internet - 1.55%
McAfee Inc*	10,000	304,900

Mining - 0.95%
BHP Billiton LTD - Spon ADR	5,000	187,700

Oil & Gas - 2.48%
Range Resources Corporation	4,000	143,360
Southwestern Energy Co.*	10,900	344,985
		488,345
Oil & Gas Services - 1.05%
Diamond Offshore Drilling	3,300	207,108
		207,108

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2009
	Shares	Market Value

Retail - Pawn Shops - 0.42%
First Cash Financial Services*	5,000	$ 84,100

Semiconductors - 1.76%
Mellanox Technologies Ltd.*	15,000	129,750
Qlogic Corp.*	19,328	218,793
		348,543
Software - 3.54%
Commvault Systems Inc.*	15,100	200,377
Mantech International Corp.- Class A*	5,300	284,239
Oracle Corp.*	12,700	213,741
		698,357
Telecommunications - 1.25%
China Mobile Hong Kong, Ltd Sponsored ADR	5,500	247,335

Toys/Games/Hobbies - 0.70%
Marvel Enterprises, Inc.*	5,000	137,550

TOTAL COMMON STOCKS (Cost $4,936,561)		4,749,446

SHORT TERM INVESTMENTS - 62.73%
Goldman Sachs Financial Square Fund, 0.37%+	5,000,000	5,000,000
Goldman Sachs Structured U.S. Equity Fund, 0.58%+	7,380,168	7,380,168
TOTAL SHORT TERM INVESTMENTS (Cost $12,380,168)		12,380,168

TOTAL INVESTMENTS (Cost $17,316,729) - 86.80%		17,129,614
Other Assets Less Liabilities - 13.20%		2,605,814
NET ASSETS- 100.00%		$ 19,735,428
__________

* Non-Income producing security.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
+Variable rate security. Rate shown is as of January 31, 2009.

	Number of	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Appreciation
S&P E-Mini Future Maturing March 2009
(Underlying Face Amount at Value $2,925,688)	70	$ 46,938
TOTAL FUTURES CONTRACTS SOLD SHORT		$ 46,938

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $17,316,729)	$ 17,129,614
Deposit with Broker	1,877,291
Dividends and Interest Receivable	6,230
Receivable for Securities Sold	877,799
Receivable for Fund Shares Sold	12,403
Prepaid Expenses and Other Assets	14,875
Total Assets	19,918,212

Liabilities:
Payable for Securities Purchased	91,935
Payable for Fund Shares Redeemed	2,257
Accrued Advisory Fees	53,541
Accrued Distribution Fees	10,523
Accrued Administration Fees	6,104
Accrued Fund Accounting Fees	5,541
Accrued Custody Fees	2,135
Accrued Expenses and Other Liabilities	10,748
Total Liabilities	182,784

Net Assets (Unlimited shares of no par value interest authorized;
2,358,515 shares outstanding)	$ 19,735,428

Net Asset Value, Offering and Redemption Price Per Share
($19,735,428 / 2,358,515 shares of beneficial interest outstanding)	$ 8.37

Composition of Net Assets:
At January 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 27,124,464
Undistributed Net Investment Loss	(159,782)
Accumulated Net Realized Loss From Security Transactions	(7,089,077)
Net Unrealized Appreciation on:
Investments	(187,115)
Futures	46,938
Net Assets	$ 19,735,428

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2009

Investment Income:
Dividend Income (net of $1,970 foreign taxes)	$ 93,615
Interest Income	73,999
Total Investment Income	167,614

Expenses:
Investment Advisory Fees	218,997
Distribution Fees	36,500
Administration Fees	18,049
Fund Accounting Fees	14,607
Professional Fees	11,784
Registration & Filing Fees	11,029
Transfer Agent Fees	10,528
Custody Fees	6,017
Chief Compliance Officer Fees	5,265
Printing Expense	5,265
Trustees' Fees	2,758
Miscellaneous Expenses	752
Insurance Expense	375
Total Expenses	341,926
Less: Fees Waived by Adviser	(14,530)
Net Expenses	327,396
Net Investment Loss	(159,782)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(9,990,312)
Futures	5,006,437
Options	75,850
Net Change in Unrealized Appreciation on:
Investments	(563,616)
Futures	27,753
Net Realized and Unrealized Loss on Investments	(5,443,888)

Net Decrease in Net Assets Resulting From Operations	$ (5,603,670)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	July 31, 2008	July 31, 2008
Operations:	(Unaudited)
Net Investment Loss	$ (159,782)	$ (119,757)
Net Realized Loss on Investments and Futures	(4,908,025)	2,212,194
Capital Gain Distributions from other Investment Companies	-	1,752
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures	(535,863)	(523,568)
Net Decrease in Net Assets
Resulting From Operations	(5,603,670)	1,570,621

Distributions to Shareholders From:
Net Realized Gains ($1.62 and $0.48 per share, respectively)	(3,891,586)	(497,029)
Total Distributions to Shareholders	(3,891,586)	(497,029)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,278,773 and 2,608,255 shares,
respectively)	14,350,519	30,795,749
Distributions Reinvested (450,034 and 39,456 shares, respectively)	3,843,294	492,409
Cost of Shares Redeemed (2,231,903 and 648,707 shares, respectively)	(23,253,962)	(7,764,906)
Total Beneficial Interest Transactions	(5,060,149)	23,523,252

Decrease in Net Assets	(14,555,405)	24,596,844

Net Assets:
Beginning of Period	34,290,833	9,693,989.00
End of Period (including accumulated net investment
loss of $159,782 and $0, respectively)	$ 19,735,428	$ 34,290,833

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year	September 21, 2006*
	Ended		Ended	through
	January 31, 2009		July 31, 2008	July 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.98		$ 11.24	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.06)		(0.08)	(0.01)
Net gain from securities
(both realized and unrealized)	(1.93)		1.30	1.27
Total from operations	(1.99)		1.22	1.26
Distributions to shareholders from:
Net investment income	-		-	(0.02)
Net realized gains	(1.62)		(0.48)	-
Total distributions	(1.62)		(0.48)	(0.02)

Net Asset Value, End of Period	$ 8.37		$ 11.98	$ 11.24

Total Return (b)	(16.86)%	(d)	10.65%	12.61%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 19,735		$ 34,291	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	2.33%	(c)	2.61%	3.56%	(c)
net of reimbursement	2.25%	(c)	2.25%	2.25%	(c)
Ratio of net investment loss to average net assets	(1.09)%	(c)	(0.63)%	(0.07)%	(c)
Portfolio turnover rate	133%	(d)	260%	182%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2009

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on September 21, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

Various inputs are used in determining the value of each fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	4,749,446	46,938
Level 2– Other Significant Observable Inputs	12,380,168	-
Level 3– Significant Unobservable Inputs**	-	-
Total	17,129,614	-

                                                                              *Other financial instruments include futures, forwards, swap contracts and securities sold short.

                                                                            **The Fund did not hold any Level 3 securities during the year

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts – The Fund may use future contracts for hedging purposes in an effort to manage volatility and risk.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2009, the Adviser earned advisory fees of $218,997.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until November 30, 2008, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the six months ended January 31, 2009, the Adviser waived fees of $14,530.  Cumulative expenses subject to recapture by the Adviser amounted to $186,189 at January 31, 2009, and will expire on July 31 of the years indicated below:

2010	2011	2012
$105,330	$66,329	$14,530

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the six months ended January 31, 2009, amounted to $1,237.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $11,875, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2009, the Fund incurred expenses of $5,265 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2009, GemCom received $4,339 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended January 31, 2009, the Fund incurred distribution fees of $36,500.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2009, amounted to $23,670,247 and $29,209,620, respectively.  The cost basis of securities for federal income tax purposes was $17,316,729.  Gross unrealized appreciation and depreciation on investments as of January 31, 2009 aggregated $149,854 and $336,969, respectively.

5.

TAX INFORMATION

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 373,396
Undistributed long-term capital gain	1,356,323
Total distributable earnings	$1,729,719
Unrealized appreciation	376,501
Total accumulated earnings	$2,106,220

The difference between book basis and tax basis distributable earnings is due primarily to different book and tax treatments of unrealized appreciation on futures contracts.

The tax character of distributions paid during the periods ended July 31, 2008 and July 31, 2007, were as follows:

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Ordinary Income	$ 378,485	$ 206,350
Capital Gain	3,513,101	290,499
	$3,891,586	$ 497,029

6.

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Expenses Paid During the Period (8/1/08 to 1/31/09)
Actual	$1,000.00	$ 831.40	$10.36
Hypothetical (5% return before expenses)	$1,000.00	$1,013.83	$11.39

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended January 31, 2009).

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

4/9/09

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09